THE ADVISORS’ INNER CIRCLE FUND III

Rayliant Quantamental Emerging Market Equity ETF

(the “Fund”)

Supplement dated August 25, 2023 to

•	the Fund’s Summary Prospectus, dated January 28, 2023 (the “Summary Prospectus”); and
•	the Fund’s Prospectus, dated January 28, 2023 (the “Prospectus”).

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Important Notice Regarding Change in Investment Policy

Rayliant Investment Research, doing business as Rayliant Asset Management, the Fund’s investment adviser, has determined to change the Fund’s principal investment strategies to exclude China from the Fund’s investment universe. Accordingly, on or around October 24, 2023 (the “Effective Date”), the Fund’s name, 80% investment policy, and benchmark will change as follows:

	Current	New
Name	Rayliant Quantamental Emerging Market Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF
80% Policy	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of emerging market companies.	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies in emerging markets, excluding China.
Benchmark	MSCI Emerging Markets Index	MSCI Emerging Markets ex-China Index

In connection with the foregoing changes, effective as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1. All references in the Summary Prospectus and Prospectus to “Rayliant Quantamental Emerging Market Equity ETF” and “Emerging Market Equity Fund” are deleted and replaced with “Rayliant Quantamental Emerging Market ex-China Equity ETF” and “Emerging Market ex-China ETF,” respectively.

2. In the “Principal Investment Strategies” section of the Summary Prospectus, and the corresponding section of the Prospectus, the first through fourth paragraphs are deleted and replaced with the following:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies in emerging markets, excluding China. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Adviser considers a company to be an emerging market company if it is organized or maintains its principal place of business in an emerging market country. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. As of June 30, 2023, the MSCI Emerging Markets Index consisted of the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Mexico, Malaysia, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Emerging markets are often characterized by low to middle income but with rapid economic growth, as well as financial liberalization and institutional development. The Adviser excludes from the Fund’s universe companies organized or maintaining their principal place of business in China.

The equity securities in which the Fund invests are primarily common stocks and depositary receipts, including unsponsored depositary receipts, but may also include preferred stock and securities of other investment companies. The Fund may invest in securities of companies with any market capitalization with a particular focus on mid- and large-capitalization securities.

The Fund is primarily made up of stocks from emerging markets excluding China that are selected using a “quantamental approach” using a combination of quantitative and fundamental investment strategies. In quantamental investment strategies, investment decisions are made by combining large amounts of data and computer models. The Adviser’s quantitative investment model allocates more weight to stocks for which the model identifies the potential for higher future returns, taking into account risk (i.e., risk-adjusted returns), and less weight to stocks for which the model identifies the potential for lower future risk-adjusted returns. The Adviser’s portfolio management team may adjust portfolio weights for the Fund based on their own analysis of the securities in the Fund’s investment universe in order to enhance evaluations made by the quantitative model. In addition to excluding stocks in specific countries as a result of the Fund’s investment models, the Adviser may avoid investing in a given country for which the transaction costs of investing exceed the benefits of investing in that country. Due to its investment strategy, the Fund may buy and sell securities frequently.

3. In the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus, the “Risk of Investing in China” and “Stock Connect Investing Risk” disclosure is deleted.

4. In the “Principal Risks” section of the Summary Prospectus, and the corresponding section of the Prospectus, the first sentence of the “Emerging Markets Securities Risk” disclosure is deleted and replaced with the following:

Investments in emerging markets securities, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities.

5. In the “Performance Information” section of the Summary Prospectus, and the corresponding section of the Prospectus, the “Average Annual Total Returns” table is deleted and replaced with the following:

Rayliant Quantamental Emerging Market ex-China Equity ETF	1 Year	Since Inception (12/15/2021)
Fund Returns Before Taxes	(20.48)%	(18.27)%
Fund Returns After Taxes on Distributions	(21.41)%	(19.31)%
Fund Returns After Taxes on Distributions and Sale of Fund Shares	(11.33)%	(13.87)%
MSCI Emerging Markets ex-China Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))[1]	(19.26)%	(16.54)%
MSCI Emerging Markets Index (Net) (USD) (reflects no deduction for fees, expenses or taxes (except foreign withholding taxes))[1]	(20.09)%	(18.09)%

[1]	On October 24, 2023, the Fund’s benchmark changed from the MSCI Emerging Markets Index (Net) (USD) to the MSCI Emerging Markets ex-China Index (Net) (USD) because the Adviser believes that the MSCI Emerging Markets ex-China Index (Net) (USD) better reflects the Fund’s investment universe.

6. In the “More Information about the Funds’ Investment Objectives and Strategies” section of the Prospectus, under the heading “Investment Strategies – Rayliant Quantamental Emerging Market Equity ETF,” the first through fourth paragraphs are deleted and replaced with the following:

The Emerging Market ex-China Equity ETF invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes in equity securities of companies in emerging markets, excluding China. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Adviser considers a company to be an emerging market company if it is organized or maintains its principal place of business in an emerging market country. The Adviser considers a country to be an emerging market country if the country is represented in the MSCI Emerging Markets Index or another widely recognized emerging markets index. As of June 30, 2023, the MSCI Emerging Markets Index consisted of the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Mexico, Malaysia, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. Emerging markets are often characterized by low to middle income but with rapid economic growth, as well as financial liberalization and institutional development. The Adviser excludes from the Fund’s universe companies organized or maintaining their principal place of business in China.

The equity securities in which the Emerging Market ex-China Equity ETF invests are primarily common stocks and depositary receipts, including unsponsored depositary receipts, but may also include preferred stock and securities of other investment companies. The Emerging Market ex-China Equity ETF may invest in securities of companies with any market capitalization with a particular focus on mid- and large-capitalization securities.

The Emerging Market ex-China Equity ETF is primarily made up of stocks from emerging markets excluding China that are selected using a “quantamental approach” using a combination quantitative and fundamental investment strategies. In quantamental investment strategies, investment decisions are made by combining large amounts of data and computer models. The Adviser’s quantitative investment model allocates more weight to stocks for which the model identifies the potential for higher future returns, taking into account risk (i.e., risk-adjusted returns), and less weight to stocks for which the model identifies the potential for lower future risk-adjusted returns. Characteristics that the Adviser believes demonstrate the potential for higher future returns may include but are not limited to: “value” (e.g., cheapness of stocks), “quality” (e.g., profitability, financial stability, sound accounting practices), “low risk” (e.g., stocks with relatively stable returns), and “momentum” (e.g., stocks with strong past performance). The Adviser’s portfolio management team may adjust portfolio weights for the Fund based on their own analysis of the securities in the Emerging Market ex-China Equity ETF’s investment universe in order to enhance evaluations made by the quantitative model. In addition to excluding stocks in specific countries as a result of the Emerging Market ex-China Equity ETF’s investment models, the Adviser may avoid investing in a given country for which the transaction costs of investing exceed the benefits of investing in that country. Due to its investment strategy, the Emerging Market ex-China Equity ETF may buy and sell securities frequently.

7. In the “More Information about Risk” section of the Prospectus, the “Risk of Investing in China (Emerging Market Equity ETF)” and “Stock Connect Investing Risk (Emerging Market Equity ETF)” disclosure is deleted.

8. In the “More Information about Risk” section of the Prospectus, the first sentence of the “Emerging Market Company Risk (Emerging Market Equity ETF)” disclosure is deleted and replaced with the following:

Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies.

PLEASE RETAIN THIS SUPPLEMENT FOR REFERENCE

RAY-SK-004-0100